Analysis of cash flows - Summary of Analysis of Cash Flows (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure Of Cash Flow Statement [line items]
Profit/(loss) for the year	£ 720.7	£ (2,901.3)	[1]	£ 937.9	[1]
Taxation	230.1	129.3		366.0
Revaluation and retranslation of financial instruments	87.8	147.2		(154.4)
Finance costs	283.6	312.3		376.4
Finance and investment income	(69.4)	(82.8)		(102.6)
Share of results of associates	(23.8)	136.0		(21.2)
Goodwill impairment on classification as held for sale	0.0	0.0		94.5
Gain on sale of discontinued operations	0.0	(10.0)		(73.8)
Attributable tax expense on sale of discontinued operations	0.0	1.9		157.4
Non-cash share-based incentive plans (including share options)	99.6	74.4		71.4
Depreciation of property, plant and equipment	151.2	174.8		203.2
Depreciation of right-of-use assets	272.9	331.9		317.9
Impairment charges included within restructuring costs	39.2	196.7		0.0
Goodwill impairment	1.8	2,822.9		47.7
Amortisation and impairment of acquired intangible assets	97.8	89.1		135.6
Amortisation of other intangible assets	19.9	35.2		29.6
Investment and other impairment (reversals)/charges	(42.4)	296.2		7.5
Losses/(gains) on disposal of investments and subsidiaries	10.6	(7.8)		(45.1)
Gains on remeasurement of equity interests arising from a change in scope of ownership	0.0	(0.6)		(0.4)
Gain on sale of freehold property in New York	0.0	0.0		(7.9)
(Gains)/losses on sale of property, plant and equipment	(1.3)	0.3		3.2
(Increase)/decrease in trade receivables and accrued income	(458.9)	585.2		159.0
Increase in trade payables and deferred income	777.8	195.0		394.7
(Increase)/decrease in other receivables	(120.0)	123.3		(263.8)
Increase/(decrease) in other payables – short-term	547.0	(36.6)		(16.4)
(Decrease)/increase in other payables – long-term	(11.0)	(44.3)		53.7
(Decrease)/increase in provisions	(32.9)	15.6		23.1
Corporation and overseas tax paid	(391.1)	(371.5)		(536.0)
Payment on early settlement of bonds	(13.0)	0.0		(63.4)
Interest and similar charges paid	(173.7)	(173.9)		(270.6)
Interest expense related to lease liabilities	(88.4)	(98.5)		(105.1)
Interest received	47.5	73.6		80.8
Investment income	17.8	8.7		18.3
Dividends from associates	53.4	32.5		33.3
Net cash inflow from operating activities	2,032.8	2,054.8		1,850.5
Acquisitions and disposals:
Net cash inflow from operating activities	(227.6)	(32.8)		(3.9)
Cash and cash equivalents acquired	(2.3)	0.0		0.0
Earnout payments	(57.0)	(115.2)		(130.2)
Purchase of other investments (including associates)	(99.2)	(30.4)		(27.2)
Acquisitions	(386.1)	(178.4)		(161.3)
Proceeds on disposal of investments and subsidiaries	51.9	320.0		2,468.5
Cash and cash equivalents disposed	(23.6)	(47.7)		(327.5)
Disposals of investments and subsidiaries	28.3	272.3		2,141.0
Cash consideration for purchase of non-controlling interests	(95.5)	(80.6)		(62.7)
Net acquisition payments and disposal proceeds	(453.3)	13.3		1,917.0
Share repurchases and buybacks:
Purchase of own shares by ESOP Trusts	(89.2)	(5.1)		0.0
Shares purchased into treasury	(729.3)	(285.1)		(43.8)
Net cash outflow	(818.5)	(290.2)		(43.8)
Proceeds from issue of bonds:
Proceeds from issue of bonds	0.0	915.5		0.0
Decrease in drawings on bank loans	(36.3)	(59.6)		(70.6)
Bond amount	6,300.0
Cash and cash equivalents:
Cash at bank and in hand	2,776.6	10,075.0		10,442.1
Short-term bank deposits	1,106.3	2,824.1		863.6
Overdrafts	(342.3)	(8,562.0)		(8,572.4)
Cash and cash equivalents excluding disposal group	3,540.6	4,337.1		2,733.3
Cash consideration received from non-controlling interests	39.5	0.0		0.0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(135.0)	(80.6)		(62.7)
Current borrowings	(397.1)	(282.7)		(1,713.2)
Proceeds from issue of €750 million bonds
Proceeds from issue of bonds:
Proceeds from issue of bonds	0.0	665.5		0.0
Bond amount | €							€ 750
Proceeds from issue of £250 million bonds
Proceeds from issue of bonds:
Proceeds from issue of bonds	0.0	250.0		0.0
Bond amount	250.0
Repayment of $500 million bonds
Proceeds from issue of bonds:
Repayment of bonds	(360.8)	0.0		0.0
Bond amount | $						$ 500
Repayment of €250 million bonds
Proceeds from issue of bonds:
Repayment of bonds	0.0	(223.1)		0.0
Bond amount | €							250
Repayment of €600 million bonds
Proceeds from issue of bonds:
Repayment of bonds	0.0	0.0		(512.7)
Bond amount | €							€ 600
Repayment of $812 million bonds
Proceeds from issue of bonds:
Repayment of bonds	0.0	0.0		(618.8)
Bond amount | $						812
Partial repayment of $272 million bonds
Proceeds from issue of bonds:
Repayment of bonds	0.0	0.0		(135.4)
Bond amount | $						272
Partial repayment of $450 million bonds
Proceeds from issue of bonds:
Repayment of bonds	0.0	0.0		(176.2)
Bond amount | $						$ 450
Repayment of £200 million bonds
Proceeds from issue of bonds:
Repayment of bonds	0.0	£ 0.0		£ (199.5)
Bond amount	£ 200.0

[1]	Figures have been restated as described in the accounting policies.